Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: November 12, 2024

Payment Date	11/15/2024
Collection Period Start	10/1/2024
Collection Period End	10/31/2024
Interest Period Start	10/15/2024
Interest Period End	11/14/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$62,003,650.98	$27,811,631.99	$34,192,018.99	0.067294	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$676,383,650.98	$27,811,631.99	$648,572,018.99

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$742,965,920.79	$712,202,341.13	0.476154
YSOC Amount	$63,191,068.43	$60,239,120.76
Adjusted Pool Balance	$679,774,852.36	$651,963,220.37
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$62,003,650.98	5.20000%	30/360	$268,682.49
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$676,383,650.98			$2,777,401.82

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$742,965,920.79	$712,202,341.13
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$679,774,852.36	$651,963,220.37
Number of Receivables Outstanding	44,040	43,307
Weighted Average Contract Rate	3.92%	3.93%
Weighted Average Remaining Term (months)	40.1	39.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,410,667.19
Principal Collections	$30,482,425.37
Liquidation Proceeds	$167,467.95
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$33,060,560.51
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$33,060,560.51

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$619,138.27	$619,138.27	$—	$—	$32,441,422.24
Interest - Class A-1 Notes	$—	$—	$—	$—	$32,441,422.24
Interest - Class A-2 Notes	$268,682.49	$268,682.49	$—	$—	$32,172,739.75
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$30,245,031.42
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$29,853,521.42
First Allocation of Principal	$—	$—	$—	$—	$29,853,521.42
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$29,796,230.42
Second Allocation of Principal	$—	$—	$—	$—	$29,796,230.42
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$29,735,662.42
Third Allocation of Principal	$10,860,430.61	$10,860,430.61	$—	$—	$18,875,231.81
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,803,589.81
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,243,589.81
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,243,589.81
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,852,388.43
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,852,388.43
Remaining Funds to Certificates	$1,852,388.43	$1,852,388.43	$—	$—	$—
Total	$33,060,560.51	$33,060,560.51	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$63,191,068.43
Increase/(Decrease)	$(2,951,947.67)
Ending YSOC Amount	$60,239,120.76

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$679,774,852.36	$651,963,220.37
Note Balance	$676,383,650.98	$648,572,018.99
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	31	$281,154.29
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	131	$167,467.95
Monthly Net Losses (Liquidation Proceeds)			$113,686.34
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.22%
Preceding Collection Period			0.03%
Current Collection Period			0.19%
Four-Month Average Net Loss Ratio			0.16%
Cumulative Net Losses for All Periods			$3,630,099.64
Cumulative Net Loss Ratio			0.24%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	123	$2,546,151.78
60-89 Days Delinquent	0.13%	40	$910,354.99
90-119 Days Delinquent	0.05%	15	$372,019.74
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.54%	178	$3,828,526.51

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$190,304.47
Total Repossessed Inventory		10	$267,899.43

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		55	$1,282,374.73
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.16%
Current Collection Period			0.18%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.86	0.12%	37	0.09%